Long-Term Debt (Details 2) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended								0 Months Ended	3 Months Ended	9 Months Ended		9 Months Ended	0 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended							12 Months Ended			0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Term Loan Facility	Sep. 30, 2013 Term Loan Facility	Dec. 31, 2011 Term Loan Facility	Dec. 31, 2012 ABL Facility	Sep. 30, 2013 Senior subordinated unsecured notes purchased by the Company's subsidiary	Dec. 31, 2012 Senior subordinated unsecured notes purchased by the Company's subsidiary	Jun. 30, 2012 Senior subordinated unsecured notes purchased by the Company's subsidiary	Aug. 30, 2013 Senior PIK Toggle Notes due 2017	Sep. 30, 2013 Senior PIK Toggle Notes due 2017	Sep. 30, 2013 Senior PIK Toggle Notes due 2017	Dec. 31, 2012 Senior PIK Toggle Notes due 2017	Sep. 30, 2013 EVHC	Feb. 07, 2013 EVHC Term Loan Facility	Dec. 31, 2012 EVHC Term Loan Facility	Feb. 07, 2013 EVHC Term Loan Facility Option one	Dec. 31, 2012 EVHC Term Loan Facility Option one	Feb. 07, 2013 EVHC Term Loan Facility Option one Adjusted LIBOR rate	Feb. 07, 2013 EVHC Term Loan Facility Option two	Dec. 31, 2012 EVHC Term Loan Facility Option two	Feb. 07, 2013 EVHC Term Loan Facility Option two Overnight federal funds rate	Dec. 31, 2012 EVHC Term Loan Facility Option two Overnight federal funds rate	Feb. 07, 2013 EVHC Term Loan Facility Option two Adjusted LIBOR rate	Dec. 31, 2012 EVHC Term Loan Facility Option two Adjusted LIBOR rate	Feb. 27, 2013 EVHC ABL Facility	Dec. 31, 2012 EVHC ABL Facility	Feb. 27, 2013 EVHC ABL Facility Option one Overnight federal funds rate	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate	Dec. 31, 2012 EVHC ABL Facility Option one Adjusted LIBOR rate	Dec. 31, 2012 EVHC ABL Facility Option one Adjusted LIBOR rate Minimum	Dec. 31, 2012 EVHC ABL Facility Option one Adjusted LIBOR rate Maximum	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability Maximum	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Minimum	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Maximum	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 66% of availability	Feb. 27, 2013 EVHC ABL Facility Option one Adjusted LIBOR rate Average daily excess availability greater than 66% of availability Minimum	Dec. 31, 2012 EVHC ABL Facility Option two Minimum	Dec. 31, 2012 EVHC ABL Facility Option two Maximum	Dec. 31, 2012 EVHC ABL Facility Option two Overnight federal funds rate	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability less than or equal to 33% of availability Maximum	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Minimum	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 33% but less than or equal to 66% of availability Maximum	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 66% of availability	Feb. 27, 2013 EVHC ABL Facility Option two Adjusted LIBOR rate Average daily excess availability greater than 66% of availability Minimum	Jun. 30, 2012 EVHC Senior subordinated unsecured notes purchased by the Company's subsidiary
Long-Term Debt
Incremental borrowings																			$ 150,000,000
Reference rate (as a percent)																					1.00%	1.50%		2.00%	2.50%
Interest rate margin (as a percent)																					3.00%	3.75%		2.00%	2.75%	0.50%	0.50%	1.00%	1.00%			0.50%			2.25%	2.75%	2.00%		1.75%			1.50%		1.25%	1.75%	0.50%	1.00%	1.00%		0.75%			0.50%
Interest rate in the event of meeting specified consolidated first lien net leverage ratio (as a percent)																					2.75%			1.75%
Consolidated first lien net leverage ratio																					2.50			2.50
Variable interest rate basis																							LIBOR					one-month LIBOR rate	one-month LIBOR				LIBOR	LIBOR													one-month LIBOR rate
Maximum borrowing capacity																				1,440,000,000										450,000,000	350,000,000
Average daily excess availability as a percentage of availability																																						33.00%		33.00%	66.00%		66.00%						33.00%		33.00%	66.00%		66.00%
Amount of debt held	2,237,723,000		2,372,289,000	2,237,723,000		2,659,380,000	1,160,609,000	1,301,475,000	1,421,101,000	125,000,000	(15,000,000)	(15,000,000)	15,000,000				437,175,000																																						15,000,000
Repayments of debt and capital lease obligations	3,339,000	53,142,000	426,772,000	10,383,000	225,616,000	283,616,000	250,000,000							17,200,000
Unamortized debt issuance costs written-off							8,300,000												100,000
Debt issuance expense related to amendments			117,805,000	5,011,000	95,000	21,219,000												5,000,000
Redemption price of debt instrument as a percentage of principal amount														102.75%
Loss on early debt extinguishment	$ (29,519,000)	$ (1,561,000)		$ (29,641,000)	$ (6,733,000)	$ (8,307,000)									$ 29,500,000	$ 29,500,000
Interest rate (as a percent)							5.25%	4.00%	5.25%		8.125%